Note 17 - Fair Value Disclosure Measurements (Detail) - Assets Measured on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured on a non-recurring basis:
Impaired loans	$ 21,288	$ 14,453
Fair Value, Inputs, Level 3 [Member]
Assets measured on a non-recurring basis:
Impaired loans	17,600	13,581
Other real estate owned	1,846	2,196
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets measured on a non-recurring basis:
Impaired loans	17,600	13,581
Other real estate owned	$ 1,846	$ 2,196